Commitments and Contingencies (Operating Leases) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 466
2018	490
2019	688
2020	729
2021	749
Thereafter	640
Total	$ 3,762